SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Capital expenditures	$ 1,382	$ 1,119
Cash expenditures	1,396	1,126
Decrease in accrued capital expenditures	14	7
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	1,346	1,083
Operating segments | Barrick Nevada
Disclosure of operating segments [line items]
Capital expenditures	585	358
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	114	101
Operating segments | Lagunas Norte
Disclosure of operating segments [line items]
Capital expenditures	25	56
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	173	95
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	36	32
Operating segments | Acacia
Disclosure of operating segments [line items]
Capital expenditures	148	191
Operating segments | Pascua-Lama
Disclosure of operating segments [line items]
Capital expenditures	6	20
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	259	230
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	$ 36	$ 36